Share Based Payments - Summary of Principal Assumptions used for Valuation of Share Options (Detail) - Grant Date June 10, 2020 [Member] - 2020 Share Options [member]	6 Months Ended
Jun. 30, 2020 GBP (£) shares yr £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	76.59%
Dividend yield	0.00%
Risk-free investment rate	0.003%
Fair value of option at grant date | £	£ 2,760
Fair value of share at grant date	£ 4.78
Exercise price at date of grant	£ 4.78
Lapse date	Jun. 10, 2030
Expected option life (years) | yr	4.50
Number of options granted | shares	2,186,780
Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 10, 2021
Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 10, 2022
Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 10, 2023
Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 10, 2024